Revenue - Contract Balances (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from contracts with customers [Abstract]
Trade receivables	$ 7,068	$ 8,278	$ 4,674
Contract assets	5,557	4,484	2,378	$ 1,541
Contract liabilities	$ 86,426	$ 94,182	$ 76,018	$ 81,584